UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-04010
                                                     ---------

                                 OCM Mutual Fund
                               1536 Holmes Street
                               Livermore, CA 94550

                    (Address of principal executive offices)

                                 OCM Mutual Fund
                                Attn: Greg Orrell
                               1536 Holmes Street
                               Livermore, CA 94550

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (925) 455-0802
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

          Date of reporting period: July 1, 2004 through June 30, 2005
                                    ----------------------------------

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ITEM 1. PROXY VOTING RECORD

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

    Company Name    Ticker     CUSIP     Shareholder    Matters Voted On          Proposed By  Was Vote   Vote Cast  For or Against
                    Symbol      or         Meeting                                              Cast?                 Management
                               SEDOL        Date
                              Number
--------------------------------------------------------------------------------------------------------------------------------

Wheaton River       WHT       962902102    9/4/2004  Exchange offer                Company      Yes        Abstain
Minerals Ltd.

Kirkland Lake       KGI CN    49740P101   9/30/2004  Appoint auditor               Company      No
Gold Inc.                                            Ratify stock option plan      Company      No
                                                     Authorize issuance of         Company      No
                                                     private placement of
                                                     40,858,738 shares

Harmony Gold Mining HMY       413216300  11/12/2004  Adopt 2003 financial          Company      Yes        For         For
Co. Ltd.                                             statements
                                                     Fix reimbursement of          Company      Yes        For         For
                                                     directors
                                                     Increase authorized shares    Company      Yes        Against     Against
                                                     Grant authorization for       Company      Yes        For         For
                                                     repurchase of securities
                                                     Place balance of unissued     Company      Yes        For         For
                                                     securities of company
                                                     under control of directors
                                                     Authorize directors to        Company      Yes        For         For
                                                     issue securities for cash

Mexgold Resources   MGRSF     592776108  10/20/2004  Elect directors               Company      Yes        For         For
Inc.                                                 Appoint auditor               Company      Yes        For         For
                                                     Grant options to              Company      Yes        Abstain
                                                     directors, officers,
                                                     employees, consultants
                                                     Increase common shares        Company      Yes        Abstain

Sub-Sahara          SBS AU    6554460    10/20/2004  Elect directors               Company      Yes        For         For
Resources NL                                         Issuance of shares to         Company      Yes        For         For
                                                     directors
                                                     Ratify placements of          Company      Yes        For         For
                                                     common shares
                                                     Approve increase in fees      Company      Yes        For         For
                                                     to non-executive directors
                                                     Adopt new constitution for    Company      Yes        For         For
                                                     company

Resolute Mining     RSG AU    6410636    11/20/2004  Adopt financial statements    Company      Yes        For         For
Ltd.                                                 Re-elect director             Company      Yes        For         For
                                                     Ratify share placement        Company      Yes        For         For

Durban Roodeport    DROOY     26152H103  11/26/2004  Elect directors               Company      Yes        For         For
Deep Ltd.                                            Adopt financial statements    Company      Yes        For         For
                                                     Re-appoint auditors           Company      Yes        For         For
                                                     Place all unissued shares     Company      Yes        For         For
                                                     of company under Board of
                                                     Directors
                                                     Authorize allotment and       Company      Yes        For         For
                                                     issue ordinary shares to
                                                     directors
                                                     Approve issue of shares to    Company      Yes        For         For
                                                     directors
                                                     Approve up to 1,077,300       Company      Yes        Against     Against
                                                     options to executive
                                                     directors
                                                     Ratify issue of equity        Company      Yes        For         For
                                                     securities
                                                     Change the name of company    Company      Yes        For         For
                                                     to DRDGOLD Ltd.
                                                     Approve and ratify            Company      Yes        For         For
                                                     allotment of share options
                                                     to non-executive directors


    Company Name    Ticker     CUSIP     Shareholder    Matters Voted On          Proposed By  Was Vote   Vote Cast  For or Against
                    Symbol      or         Meeting                                              Cast?                 Management
                               SEDOL        Date
                              Number
--------------------------------------------------------------------------------------------------------------------------------

Kinross Gold        KGC       496902206  11/26/2004  Approve ammendment of the     Company      Yes        For         For
Corporation                                          Corporate Articles for
                                                     effecting consolidation/
                                                     deconsolidation of the
                                                     Corporation's common shares

Gold Boullion       GOLD AU   6605528     12/7/2004  Elect director                Company      Yes        For         For
Securities Ltd.

Gold Fields Ltd.    GFI       38059T106   12/7/2004  Authorize Board of Directors  Company      Yes        For         For
                                                     to perform necessary acts
                                                     to effect resolution
                                                     regarding transfer of
                                                     acquired interests in IAMGOLD
                                                     Gold Group

Goldcorp Inc.       GG        380956409   1/31/2005  Approve the issuance to       Company      Yes        Against     Against
                                                     holders of common shares
                                                     convertible into common
                                                     shares of Wheaton River
                                                     Mineralsof up to
                                                     200,000,000 common shares
                                                     of Goldcorp

Goldcorp Inc.       GG        380956409   2/10/2005  Appoint directors as          Company      Yes        For         For
                                                     proxyholder to vote and
                                                     give full power on
                                                     resolution to approve the
                                                     issuance to holders of
                                                     common shares convertible
                                                     into common shares of
                                                     Wheaton River Minerals of
                                                     an aggregate of
                                                     200,000,000 common shares
                                                     of Goldcorp in conjunction
                                                     with the offer by Goldcorp
                                                     to purchase all shares of
                                                     Wheaton River Minerals

Wheaton River       WHT       962902102   2/10/2005  Receive one share Goldcorp    Company      Yes        For         For
Minerals Ltd.                                        for every four shares of
                                                     Wheaton River Minerals

Sabina Resources    SBB CN    78527D101   3/11/2005  Determine number of           Company      No
Ltd.                                                 directors
                                                     Elect directors               Company      No
                                                     Appoint auditors              Company      No
                                                     Approve option plan           Company      No

Compania De Minas   BVN       204448104   3/15/2005  Approve financial             Company      Yes        For         For
Buenaventura                                         statements
                                                     Approve auditor               Company      Yes        For         For
                                                     Amendment to Articles to      Company      Yes        For         For
                                                     hold virtual meetings
                                                     Elect directors               Company      Yes        For         For

Randgold Resources  GOLD      752344309   4/25/2005  Adoption of directors         Company      Yes        For         For
Ltd.                                                 report and accounts
                                                     Re-election of directors      Company      Yes        For         For
                                                     Adoption of re-numeration     Company      Yes        For         For
                                                     report
                                                     Approve fees payable to       Company      Yes        For         For
                                                     directors
                                                     Appoint auditors              Company      Yes        For         For
                                                     Authorize purchase of         Company      Yes        For         For
                                                     shares for cash


    Company Name    Ticker     CUSIP     Shareholder    Matters Voted On          Proposed By  Was Vote   Vote Cast  For or Against
                    Symbol      or         Meeting                                              Cast?                 Management
                               SEDOL        Date
                              Number
--------------------------------------------------------------------------------------------------------------------------------

Newmont Mining      NEM       651639106   4/27/2005  Approve directors             Company      Yes        For         For
                                                     Ratify appointment of         Company      Yes        For         For
                                                     auditors
                                                     Approve 2005 stock            Company      Yes        For         For
                                                     incentive plan

Claude Resources    CGR       182873109   4/27/2005  Election of directors         Company      Yes        For         For
                                                     Appoint auditor               Company      Yes        For         For

Pan American        PAAS      697900108   4/28/2005  Approve directors             Company      Yes        For         For
Silver Corp                                          Approve auditors              Company      Yes        For         For
                                                     Authorize directors to fix    Company      Yes        For         For
                                                     renumeration
                                                     Amend stock option plan       Company      Yes        For         For
                                                     Amend articles of the         Company      Yes        For         For
                                                     company

AngloGold Ashanti   AU        035128206   4/29/2005  Adopt financial statements    Company      Yes        For         For
Ltd.                                                 Re-elect directors            Company      Yes        For         For
                                                     Placement of unissued         Company      Yes        For         For
                                                     shares under control of
                                                     directors
                                                     Authorization to issue        Company      Yes        For         For
                                                     shares for cash
                                                     Authority to acquire          Company      Yes        For         For
                                                     company's own shares
                                                     Approve long-term             Company      Yes        For         For
                                                     incentive plan
                                                     Approval of bonus shares      Company      Yes        For         For
                                                     plan

Placer Dome Inc.    PDG       725906101   4/27/2005  Elect directors               Company      Yes        For         For
                                                     Appoint auditors              Company      Yes        For         For

El Dorado Gold      EGO       284902103   4/28/2005  Elect directors               Company      Yes        For         For
Corp.                                                Appoint auditors              Company      Yes        For         For
                                                     Approve increase of           Company      Yes        For         For
                                                     maximum shares issuable
                                                     pursuant to exercise of
                                                     options under company's
                                                     stock option plan

Yamana Gold Inc.    AUY       98462Y100    5/3/2005  Elect directors               Company      Yes        For         For
                                                     Appoint auditors              Company      Yes        For         For
                                                     Authorize directors to fix    Company      Yes        For         For
                                                     their renumeration

Golden Star         GSS       38119T104    5/5/2005  Change registered office      Company      Yes        For         For
Resources Ltd.                                       of company from British
                                                     Columbia to Ontario
                                                     Appoint auditors              Company      Yes        For         For
                                                     Elect directors               Company      Yes        For         For

Freeport-McMoran    FCX       35671D857    5/5/2005  Elect directors               Company      Yes        For         For
Copper & Gold Inc.                                   Appoint auditors              Company      Yes        For         For
                                                     Stockholder proposal          Stockholder  Yes        Against     For
                                                     regarding majority vote
                                                     requirement to elect
                                                     directors
                                                     Stockholder proposal          Stockholder  Yes        Against     For
                                                     regarding policies
                                                     relating to financial
                                                     support of Indonesian
                                                     government security
                                                     personnel


    Company Name    Ticker     CUSIP     Shareholder    Matters Voted On          Proposed By  Was Vote   Vote Cast  For or Against
                    Symbol      or         Meeting                                              Cast?                 Management
                               SEDOL        Date
                              Number
--------------------------------------------------------------------------------------------------------------------------------

Glamis Gold Ltd.    GLG       376775102    5/5/2005  Elect directors               Company      Yes        For         For
                                                     Determine number of           Company      Yes        For         For
                                                     directors
                                                     Approve special resolution    Company      Yes        For         For
                                                     removing pre-existing
                                                     company provisions
                                                     Approve resolution            Company      Yes        For         For
                                                     regarding company's
                                                     preferred shares
                                                     Approve special resolution    Company      Yes        For         For
                                                     to adopt new articles
                                                     Authorize any director or     Company      Yes        For         For
                                                     officer of company to
                                                     implement special
                                                     resolutions

Agnico-Eagle        AEM       008474108    5/6/2005  Elect directors               Company      Yes        For         For
Mines Ltd.                                           Appoint auditors              Company      Yes        For         For
                                                     Reconfirm shareholder         Company      Yes        For         For
                                                     rights plan


Hecla Mining Co.    HL        422704106    5/6/2005  Elect directors               Company      Yes        For         For
                                                     Approve amendment of          Company      Yes        For         For
                                                     corporation's stock option
                                                     plan

Wolfden Resources   WLF CA    977752104   5/11/2005  Elect directors               Company      Yes        For         For
Inc.                                                 Appoint auditors              Company      Yes        For         For
                                                     Approve amendment to the      Company      Yes        For         For
                                                     share incentive plan

Cambior Inc.        CBJ       13201L103   5/12/2005  Elect directors               Company      Yes        For         For
                                                     Appoint auditors              Company      Yes        For         For
                                                     Maximum number of common      Company      Yes        For         For
                                                     shares issuable under the
                                                     company's stock option plan


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                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


OCM Mutual Fund

/s/ Gregory M. Orrell
-----------------------------------------
Gregory M. Orrell
President
August 25, 2005